UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Monarch Alternative Capital LP
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Address:     535 Madison Avenue
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             New York, NY 10022
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Form 13F File Number: 28 12184
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Weinstock
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Title:    Managing Principal
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Phone:    (212) 554-1700
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Signature, Place, and Date of Signing:

/s/ Michael Weinstock        New York, NY               August 15, 2011
----------------------       -------------              ----------------
[Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no entries reported are in this report, and all entries are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the entries for his reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        -----------------

Form 13F Information Table Entry Total:        4
                                        -----------------

Form 13F Information Table Value Total:     247,376
                                        -----------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




Column 1                      Column 2       Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF        CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None



LYONDELLBASELL INDUSTRIES N   SHS - A -      N53745100     45,185  1,173,035  SH         Defined                       1,173,035
ROCK-TENN CO                  CL A           772739207     76,544  1,153,818  SH         Defined                       1,153,818
US CONCRETE INC               COM NEW        90333L201      5,137    587,087  SH         Defined                       587,087
VISTEON CORP                  COM NEW        92839U206    120,510  1,761,588  SH         Defined                       1,761,588


















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